LOANS, FINANCING AND DEBENTURES - Debentures (Details) R$ in Thousands	Dec. 31, 2017 BRL (R$) item	Jan. 26, 2017 BRL (R$) item	Jan. 13, 2017 BRL (R$) item	Dec. 31, 2016 BRL (R$)
LOANS, FINANCING AND DEBENTURES
Current	R$ 1,412,486			R$ 2,120,504
Non-current	3,108,253			1,433,803
Debentures
LOANS, FINANCING AND DEBENTURES
Current	1,412,486			2,120,504
Non-current	3,108,253			1,433,803
Total	R$ 4,520,739			3,554,307
4th issue - Series 3
LOANS, FINANCING AND DEBENTURES
Issued | item	810,000
Outstanding | item	23,557
Issue value	R$ 810,000
Current	312			307
Non-current	40,010			36,990
Total	R$ 40,322			37,297
1st issue - Minas Comunica
LOANS, FINANCING AND DEBENTURES
Issued | item	5,550
Outstanding | item	5,550
Issue value	R$ 55,500
Current	24,088
Non-current	72,264			97,308
Total	R$ 96,352			97,308
3rd and 4th issue
LOANS, FINANCING AND DEBENTURES
Transaction cost				495
3rd issue
LOANS, FINANCING AND DEBENTURES
Issued | item	200,000
Outstanding | item	200,000
Issue value	R$ 2,000,000
CDI, as percentage	100.00%
Current				2,086,763
Total				2,086,763
4th issue
LOANS, FINANCING AND DEBENTURES
Issued | item	130,000
Outstanding | item	130,000
Issue value	R$ 1,300,000
CDI, as percentage	100.00%
Current	R$ 1,317,513			33,434
Non-current				1,299,505
Total	1,317,513			R$ 1,332,939
4th, 5th and 6th issues
LOANS, FINANCING AND DEBENTURES
Transaction cost	R$ 5,422
5th issue
LOANS, FINANCING AND DEBENTURES
Issued | item	200,000	200,000
Outstanding | item	200,000
Issue value	R$ 2,000,000
CDI, as percentage	108.25%
Current	R$ 64,397
Non-current	1,996,517
Total	R$ 2,060,914	R$ 2,000,000
6th issue
LOANS, FINANCING AND DEBENTURES
Issued | item	100,000		100,000
Outstanding | item	100,000
Issue value	R$ 1,000,000
CDI, as percentage	100.00%
Current	R$ 6,176
Non-current	999,462
Total	R$ 1,005,638		R$ 1,000,000
IPCA | 4th issue - Series 3
LOANS, FINANCING AND DEBENTURES
Remuneration p.a.	4.00%
IPCA | 1st issue - Minas Comunica
LOANS, FINANCING AND DEBENTURES
Remuneration p.a.	0.50%
CDI | 3rd issue
LOANS, FINANCING AND DEBENTURES
Remuneration p.a.	0.75%
CDI | 4th issue
LOANS, FINANCING AND DEBENTURES
Remuneration p.a.	0.68%
CDI | 6th issue
LOANS, FINANCING AND DEBENTURES
Remuneration p.a.	0.24%